Summary of Material Accounting Policies - Summary of Useful Lives of Intangible Assets Including Goodwill Narrative (Detail)	12 Months Ended
Dec. 31, 2023
Patents
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	10 years
Patents | Maximum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	10 years
Upfront license payments | Minimum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	8 years
Upfront license payments | Maximum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	10 years
Software
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	3 years
Software | Minimum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	3 years
Software | Maximum
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	5 years